Cover	Aug. 01, 2020
Entity Information [Line Items]
Entity Registrant Name	KIMBALL INTERNATIONAL, INC.
Document Type	8-K
Document Period End Date	Aug. 01, 2020
Entity File Number	0-3279
Entity Central Index Key	0000055772
Entity Tax Identification Number	35-0514506
Entity Address, Address Line One	1600 Royal Street
Entity Address, City or Town	Jasper
Entity Address, State or Province	IN
Entity Incorporation, State or Country Code	IN
Entity Address, Postal Zip Code	47546-2256
City Area Code	812
Local Phone Number	482-1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	KBAL
Title of 12(b) Security	Class B Common Stock, par value $0.05 per share
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Emerging Growth Company	false